SCHEDULE OF FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables		$ 487,282		$ 500,000
Cash and bank balances	$ 1,629,589	2,095,489	$ 3,652,731	4,697,047	$ 6,224,187	$ 1,579,718
Financial assets at amortized cost		2,738,713		5,619,139	9,254,187
Financial assets at FVOCI		18,210
Trade and other payables		443,867		441,023
Lease liabilities		73,059		31,290	6,324
Warrant liabilities	$ 19,491	25,064		11,945	146,613
Financial liabilities at FVTPL		25,064		11,945	146,613
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		920,760		902,865	969,702
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		438,198		439,615	521,680
Lease liabilities		73,059		31,290	6,324
Borrowing		409,503		431,960	441,698
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		643,224		648,772	259,120
Cash and bank balances		2,095,489		4,970,367	8,995,067
Financial assets at FVOCI [member]
IfrsStatementLineItems [Line Items]
Financial assets at FVOCI		$ 18,210